Repurchase of shares	12 Months Ended
Dec. 31, 2025
Repurchase of shares
Repurchase of shares

18.          Repurchase of shares

In June 2023, the Board of Directors of the Company authorized a share repurchase program (the “2023 Share Buyback Program”), whereby the Company may repurchase up to US$20 million of common shares or ADSs over the next twelve months through various legally permissible means, including open market purchases at prevailing prices and algorithmic trading, privately negotiated transactions, block trades, or other methods depending on market conditions and in compliance with applicable regulations. During the year ended December 31, 2024, 1,340,774 ADSs (2023: 2,037,721) were purchased at an aggregate consideration of approximately US$2,137,000 (2023: US$3,585,000) under the 2023 Share Buyback Program.

In June 2024, the Board of Directors of the Company authorized another share repurchase program (the “2024 Share Buyback Program”), whereby the Company may repurchase up to US$20 million of common shares or ADSs over the next twelve months through various legally permissible means, including open market purchases at prevailing prices and algorithmic trading, privately negotiated transactions, block trades, or other methods depending on market conditions and in compliance with applicable regulations. During the year ended December 31, 2024, 2,831,005 ADSs were purchased at an aggregate consideration of approximately US$5,556,000 under the 2024 Share Buyback Program. During the year ended December 31, 2025, 434,939 ADSs (2024: 2,831,005) were purchased at an aggregate consideration of approximately US$951,000 (2024: US$5,556,000) under the 2024 Share Buyback Program.